Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	CAD 224	CAD 229
Less: discounting accumulated liabilities to present value	20	22
Discounted environmental liabilities	204	207
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	158	168
Less: discounting accumulated liabilities to present value	15	20
Discounted environmental liabilities	143	148
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	66	61
Less: discounting accumulated liabilities to present value	5	2
Discounted environmental liabilities	CAD 61	CAD 59